SHARE BASED COMPENSATION (Details) (Simple Stock Options [Member], BRL)	12 Months Ended
Dec. 31, 2010
Simple Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payments outstanding at the beginning of the year	61,145,491
Share based payments granted	7,549,166
Share based payments exercised (in shares)	(13,038,777)
Share based payments forfeited	(538,426)
Share based payments outstanding at end of the year	55,117,454
Share based payments exercisable as of the year-end	12,744,501
Weighted average exercise price of share based payments outstanding at the beginning of the year	25.46
Weighted average exercise price of share based payments granted	41.48
Weighted average exercise price of share based payments exercised	20.59
Weighted average exercise price of share based payments forfeited	31.04
Weighted average exercise price of share based payments outstanding at end of the year	31.38
Weighted average exercise price of share based payments exercisable as of the year-end	24.12